PRINCIPAL ACCOUNTING POLICIES - Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Assets:
Short-term investments	¥ 235,429	$ 34,134	¥ 753,164
Liabilities
Put right liabilities	88,687	$ 12,858	96,911
Fair Value, Recurring
Assets:
Short-term investments	235,429		753,164
Liabilities
Put right liabilities	88,687		96,911
Fair Value, Recurring | Level 3
Assets:
Short-term investments	235,429		753,164
Liabilities
Put right liabilities	¥ 88,687		¥ 96,911